Basis of consolidation and presentation - Concentration of credit risk (Details) - Cash and Cash Equivalents - Geographic Concentration Risk	12 Months Ended
Dec. 31, 2022
Mexico
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Concentration risk, percentage	28.00%
Foreign countries excluding mexico | Maximum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Concentration risk, percentage	15.00%